Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	$ (14,719)	$ (5,451)
Net change in the total valuation allowance	9,268	3,597
Gross deferred tax assets	16,381	$ 7,572
Federal
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	(10,457)
Net operating loss carryforwards	44,077
Federal | Affiliated Entity
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	35,839
Federal | TOI Parent
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,238
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	42,281
State | Affiliated Entity
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	35,657
State | TOI Parent
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6,624
State | CALIFORNIA
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	(4,128)
State | FLORIDA
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	$ (134)